T. ROWE PRICE New Jersey Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DELAWARE  0.5%
Delaware River & Bay Auth., 4.00%, 1/1/42  550 560
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,102
1,662
GUAM  0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,354
1,354
NEW JERSEY  86.6%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 2,000 1,999
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,203
Borough of Matawan, GO, 2.25%, 6/1/36  500 416
Borough of Matawan, GO, 2.375%, 6/1/37  500 415
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 667
Casino Reinvestment Dev. Auth., Series A, 5.00%, 11/1/29 (2) 1,000 1,089
City of Summit, GO, 4.00%, 7/15/41  855 882
City of Summit, GO, 4.00%, 7/15/42  1,360 1,396
City of Summit, GO, 4.00%, 7/15/44  1,360 1,392
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  1,100 1,045
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,345 2,198
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (3) 500 516
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (3) 775 794
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (4) 2,205 2,378
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 825 880
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 462
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (5) 1,250 1,343
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,117
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  3,000 3,274
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,552
New Jersey, GO, 2.00%, 6/1/37  3,000 2,364

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  3,540 3,549
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,036
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/37  1,500 1,738
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,155
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,588
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (6) 1,500 1,340
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (3) 805 805
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (3) 1,475 1,485
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (3) 2,000 2,007
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (3) 375 376
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (6) 1,000 1,004
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,883
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (6) 2,035 2,037
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(6) 1,030 1,031
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (6) 7,625 7,631
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (6) 2,000 2,002
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,463
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (6) 5,070 4,744
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (6) 1,425 1,466
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (4) 810 832
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (6) 1,500 1,477
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (6) 1,575 1,618
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (6) 2,575 2,608
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (1) 1,000 1,032

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (1) 3,250 3,324
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,250 4,075
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35 (Prerefunded 6/15/27) (7) 1,000 1,057
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42 (Prerefunded 6/15/27) (7) 2,250 2,379
New Jersey Economic Dev. Auth., Seeing Eye 2015 Project,
5.00%, 3/1/25  2,095 2,103
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,770 2,889
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 514
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,253
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (6) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (6) 3,250 3,250
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  2,000 1,875
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,937
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  6,010 6,824
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,563
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/25  160 161
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,034
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,693
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,061
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/47  1,600 1,625
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,506
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  65 65
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,246
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,427
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 4,076
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,542

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,764
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  1,000 1,028
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,417
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,396
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,140
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,108
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,603
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,647
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31  2,200 2,244
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  3,000 3,035
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 816
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,518
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.60%,
7/1/43  4,450 4,450
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.60%,
7/1/43  175 175
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (6) 1,250 1,305
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.00%, 12/1/25 (6) 1,000 1,014
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (6) 1,250 1,261
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (6) 2,000 2,037
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (6) 1,500 1,523
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,952
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,425 3,608
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,665 3,578
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  1,975 1,998

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,765 3,905
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,526
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45  1,500 1,509
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,210 3,255
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,763
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,605
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 846
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,122
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,129
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,086
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  5,200 5,818
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  2,950 2,928
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,444
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  6,375 7,035
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 (Prerefunded 12/15/32) (7) 4,000 4,764
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49  1,451 1,470
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49 (Prerefunded 12/15/28) (7) 780 835
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,012
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  4,010 4,364
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  9,510 10,016
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 1,079
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,088
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,585
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,426
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  2,000 2,226
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/45
(Prerefunded 1/1/25) (7) 4,580 4,586
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,156

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 867
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,638
Salem County, Atlantic City Electric, PCR, 2.25%, 6/1/29  3,000 2,779
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  5,885 5,887
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (6) 10,200 10,365
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (5) 2,100 2,292
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,980
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,355 4,375
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 570
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 721
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 718
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 716
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 715
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,056
Township of Franklin, GO, 2.00%, 3/15/38  1,280 1,051
Township of Franklin, GO, 2.00%, 3/15/39  1,280 1,028
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 3,053
307,539
NEW YORK  5.3%
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,001
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 1,000
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,051
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,046
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (6) 5,000 5,176
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (6) 2,075 1,987
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (6) 1,900 2,081
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,120
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,102
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/54  500 549

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (6) 1,750 1,894
19,007
PENNSYLVANIA  0.6%
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,002
2,002
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 1,246 769
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 2,344 1,494
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 690 723
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 183
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  366 364
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 628
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  367 360
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  114 116
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 656
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,223 1,320
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 20 10
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (9)(10) 150 78
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 40 21
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 50 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 65 34
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 80 42
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 320 167

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 160 84
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 70 37
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 45 24
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 20 10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 50 26
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 35 18
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 10 5
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 15 8
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 165 87
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 45 24
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 20 10
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  600 602
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,584 1,585
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  962 966
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,724
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,200
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  6,094 2,053
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,197 1,195
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 331
18,001

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
TEXAS  0.1%
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 3.30%,
12/2/24  450 450
450
Total Investments in Securities  98.6%
(Cost $348,830) $ 350,015
Other Assets Less Liabilities 1.4% 5,075
Net Assets 100.0% $ 355,090
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Assured Guaranty Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,706 and represents 1.9% of net assets.
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Build America Mutual Assurance Company
(6) Interest subject to alternative minimum tax.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New Jersey Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F47-054Q3 11/24